OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
Schedule of other current assets

	2011	2010
Federal, provincial and other sales taxes receivable	$51,603	$63,553
Prepaid expenses	25,540	10,449
Meadowbank insurance receivable	8,765	—
Prepaid royalty(i)	7,684	5,282
Employee loans receivable	5,567	4,498
Other	11,210	5,191
Government refundables for local community improvements	—	803

	$110,369	$89,776

    (i)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.

Schedule of available-for-sale securities

	2011	2010
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$127,344	$50,958
Unrealized gains in accumulated other comprehensive income	16,408	48,151

Estimated fair value	143,752	99,109

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	1,717	—
Unrealized losses in accumulated other comprehensive income	(58)	—

Estimated fair value	1,659	—

Total estimated fair value of available-for-sale securities	$145,411	$99,109

Schedule of other non-current assets

	2011	2010
Deferred financing costs, less accumulated amortization of $5,809 (2010 — $2,249)	$15,777	$16,780
Long-term ore in stockpile(i)	64,392	27,409
Prepaid royalty(ii)	—	8,777
Other	7,879	8,536

	$88,048	$61,502

    (i)
    Due to the structure of the Goldex mine, Pinos Altos mine, Kittila mine, and Meadowbank mine ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life resulting in a long-term stockpile. The value of the stockpile at December 31, 2011 is nil (2010 — $15.0 million) for the Goldex mine, $7.1 million (2010 — $12.4 million) for the Pinos Altos mine, $8.0 million (2010 — nil) for the Kittila mine and $49.3 million (2010 — nil) for the Meadowbank mine.

    (ii)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.